Fair value measurements and Hedging - Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Gain/(loss) on derivative instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$ 140	$ 1,642
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(141)	(1,542)
Total Gain/(Loss) on derivative instruments, net	(1)	100
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	(73)	(473)
Total Gain/(Loss) recognized	(73)	(473)
Gain/(Loss) on forward freight agreements and bunker swaps
Total Gain/(loss) recognized	2,000	(541)
Bunker swaps
Gain/(Loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on bunker swaps	1,580	(500)
Unrealized gain/(loss) on bunker swaps	1,446	0
Forward freight agreements
Gain/(Loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements	71	0
Unrealized gain/(loss) on forward freight agreements	(1,097)	(41)
Gain/(loss) recognized for forward freight agreements and bunker swaps
Gain/(Loss) on forward freight agreements and bunker swaps
Total Gain/(loss) recognized	$ 2,000	$ (541)